Nature of Operations and Summary of Significant Accounting Policies (Detail Textuals) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) Branche Trust	Dec. 31, 2014 USD ($) Trust
Nature Of Operations And Significant Accounting Policies [Line Items]
Percentage of ownership interests in Jacksonville Savings Bank	100.00%
Number of branches | Branche	5
Loan past due period	90 days
Number of trust accounts managed or administered | Trust	124	114
Assets held in fiduciary or agency capacities | $	$ 90.7	$ 78.6
Mortgages | Minimum
Nature Of Operations And Significant Accounting Policies [Line Items]
Fixed-rate balloon loans term	3 years
Mortgages | Maximum
Nature Of Operations And Significant Accounting Policies [Line Items]
Fixed-rate balloon loans term	5 years